Issued capital and reserves - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€) shares	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2023 USD ($) shares	Aug. 31, 2024 USD ($)
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital	€ 0	€ 45,707	$ 50.0	€ 215,209	$ 225.0
Share issue related cost | €		€ 3,600		€ 4,900
Share repurchase program, authorized amount | $						$ 15.0
Other equity
Disclosure of classes of share capital [line items]
Issuance of preference shars (in shares)	1,101,200	847,100	847,100
Issuance of share (in shares)		9,090,900	9,090,900	29,764,300	29,764,300
Issuance of treasury shares (in shares)				104,100	104,100
Cancellation of treasury shares (in shares)				104,100	104,100
Decrease through vested RSA shares (in shares)	423,200	628,000.0	628,000.0
Buy-back program (in shares)	631,800
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)				104,100	104,100
Decrease through acquisition of treasury shares as at Vested RSA shares (in shares)				538,000.0	538,000.0
Decrease through allocation of treasury shares (in shares)				1,190,000	1,190,000
Preference shares B | Other equity
Disclosure of classes of share capital [line items]
Issuance of preference shars (in shares)	1,101,176	847,059	847,059
Issuance of share (in shares)		0	0	21,176,470	21,176,470
Issuance of treasury shares (in shares)				0	0
Cancellation of treasury shares (in shares)				0	0
Ordinary shares | Other equity
Disclosure of classes of share capital [line items]
Issuance of preference shars (in shares)	0	0	0
Issuance of share (in shares)		9,090,909	9,090,909	8,587,786	8,587,786
Issuance of treasury shares (in shares)				104,135	104,135
Cancellation of treasury shares (in shares)				0	0
Decrease through vested RSA shares (in shares)	423,234	628,045	628,045
Buy-back program (in shares)	631,765
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)				104,135	104,135
Decrease through acquisition of treasury shares as at Vested RSA shares (in shares)				538,044	538,044
Decrease through allocation of treasury shares (in shares)				1,189,977	1,189,977
Preference shares A | Other equity
Disclosure of classes of share capital [line items]
Issuance of preference shars (in shares)	0	0	0
Issuance of share (in shares)		0	0	0	0
Issuance of treasury shares (in shares)				0	0
Cancellation of treasury shares (in shares)				104,135	104,135
Decrease through vested RSA shares (in shares)	0	0	0
Buy-back program (in shares)	0
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)				0	0
Decrease through acquisition of treasury shares as at Vested RSA shares (in shares)				0	0
Decrease through allocation of treasury shares (in shares)				0	0